Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Tables)	12 Months Ended
Dec. 31, 2013
Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company [Abstract]
Condensed Financial Information of Parent Company Balance Sheets
	December 31,
	2012	2013
ASSETS
Current assets:
Cash and cash equivalents	$220,236	$695,515
Restricted cash	300	300
Trading securities	179	253
Prepaid expenses and other current assets	8,416	3,206
Amounts due from subsidiaries and VIEs	29,805	167,395
Deferred tax assets - current	195	306

Total current assets	259,131	866,975

Acquired intangible assets, net	3,923	2,449
Investments in subsidiaries and VIEs	219,380	449,893
Cost method investment	1,379	17,139
Other non-current assets	-	11,707
Deferred tax assets - noncurrent	440	383

TOTAL ASSETS	$484,253	$1,348,546

LIABILITIES
Current liabilities:
Accrued expenses and other current	2,470	6,760
Deferred revenue-current	730	1,150
Amounts due to subsidiaries and VIEs	1,316	2,306

Total current liabilities	4,516	10,216
Deferred revenue-noncurrent	1,641	1,437
Long-term debt	-	600,000

TOTAL LIABILITIES	$6,157	$611,653

EQUITY
Qihoo 360 Technology Co. Ltd. shareholders' equity
Class A ordinary shares ($0.001 par value; 378,000,000 and 378,000,000 shares authorized as of December 31, 2012 and 2013, respectively; 123,472,524 and 134,123,218 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	123	134
Class B ordinary shares ($0.001 par value; 122,000,000 and 122,000,000 shares authorized as of December 31, 2012 and 2013, respectively; 60,684,573 and 54,767,703 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	61	55
Treasury stock	-	(139)
Additional paid-in capital	420,662	568,675
Accumulated other comprehensive income	9,114	20,380
Retained earnings	48,136	147,788

Total shareholders' equity	478,096	736,893

TOTAL EQUITY	478,096	736,893

TOTAL LIABILITIES AND EQUITY	$484,253	$1,348,546

Condensed Financial Information of Parent Company Statements of Operations
	For the years ended December 31,
	2011	2012	2013

Cost of revenues	16	4	-

Operating expenses:
Selling and marketing	31,473	21,289	15,519
General and administrative	6,788	10,815	73,372
Product development	12,283	21,782	38,211

Total operating expenses	50,544	53,886	127,102

Loss from operations	(50,560)	(53,890)	(127,102)

Interest income	1,662	4,702	6,341
Interest expense	-	-	(5,551)
Other income	-	1,277	1,197
Exchange gain	6,514	412	5,100
Impairment loss on long-term investments	(666)	-	-
Change in unrealized holding (loss) gain of trading securities	(220)	(52)	75
Realized gain from sales of trading securities	-	-	252
Dividend income from a cost method investee	-	-	413

Loss before income tax expense and earnings from subsidiary and VIEs	(43,270)	(47,551)	(119,275)
Income in earnings of subsidiaries and VIEs	58,873	94,639	219,247

Income before income tax expense	15,603	47,088	99,972
Income tax expense	-	(342)	(320)

Net income attributable to Qihoo 360 Technology Co. Ltd.	15,603	46,746	99,652

Accretion of Series A convertible participating redeemable preferred shares	203	-	-
Accretion of Series B convertible participating redeemable preferred shares	313	-	-
Accretion of Series C convertible participating redeemable preferred shares	255	-	-

Net income attributable to ordinary shareholders of Qihoo 360 Technology Co. Ltd.	$14,832	$46,746	$99,652

Condensed Financial Information of Parent Company Statements of Comprehensive Income
	For the years ended December 31,
	2011	2012	2013

Net income	$15,603	$46,746	$99,652

Other comprehensive income, net of tax: Foreign currency translation adjustments	3,246	2,851	11,266

Other comprehensive income	3,246	2,851	11,266

Comprehensive income	18,849	49,597	110,918
Add: Comprehensive loss attributable to noncontrolling interest	-	-	-

Comprehensive income attributable to Qihoo 360 Technology Co. Ltd.	$18,849	$49,597	$110,918

Condensed Financial Information of Parent Company Statements of Changes in Equity
							Total
							Qihoo 360
					Accumulated	(Accumulated	Technology
				Additional	other	deficit)	Co. Ltd.
	Ordinary shares			paid-in	comprehensive	retained	shareholders'
	Shares	Amount	Treasury Stock	capital	income	earnings	equity

Balance as of January 1, 2011	71,560,740	$72	$-	$12,568	$3,017	$(13,442)	$2,215
Accretion of Series A convertible participating redeemable preferred shares	-	-	-	-	-	(203)	(203)
Accretion of Series B convertible participating redeemable preferred shares	-	-	-	-	-	(313)	(313)
Accretion of Series C convertible participating redeemable preferred shares	-	-	-	-	-	(255)	(255)
Issuance of ordinary shares in connection with share-based compensation arrangements	3,059,779	3	-	-	-	-	3
Share-based compensation	-	-	-	47,989	-	-	47,989
Issuance of ordinary shares in connection with exercise of options	31,172	-	-	48	-	-	48
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $2,342	26,063,544	26	-	231,523	-	-	231,549
Conversion of participating redeemable preferred shares to ordinary shares	78,314,016	78	-	70,893	-	-	70,971
Net income	-	-	-	-	-	15,603	15,603
Foreign currency translation adjustments	-	-	-	-	3,246	-	3,246

Balance as of December 31, 2011	179,029,251	179	-	363,021	6,263	1,390	370,853
Issuance of ordinary shares in connection with share-based compensation arrangements	3,512,394	3	-	-	-	-	3
Share-based compensation	-	-	-	50,605	-	-	50,605
Issuance of ordinary shares in connection with exercise of options	1,615,452	2	-	6,963	-	-	6,965
Disposal of noncontrolling interest in subsidiaries	-	-	-	73	-	-	73
Net income	-	-	-	-	-	46,746	46,746
Foreign currency translation adjustments	-	-	-	-	2,851	-	2,851

Balance as of December 31, 2012	184,157,097	184	-	420,662	9,114	48,136	478,096
Issuance of ordinary shares in connection with share-based compensation arrangements	561,517	1	-	-	-	-	1
Share repurchase	(14,544)	-	(139)	-	-	-	(139)
Share-based compensation	-	-	-	121,087	-	-	121,087
Issuance of ordinary shares in connection with business acqusition	204,466	-	-	7,864	-	-	7,864
Issuance of ordinary shares in connection with exercise of options	3,982,385	4	-	19,067	-	-	19,071
Disposal of noncontrolling interest in subsidiaries	-	-	-	(5)	-	-	(5)
Net income	-	-	-	-	-	99,652	99,652
Foreign currency translation adjustments	-	-	-	-	11,266	-	11,266

Balance as of December 31, 2013	188,890,921	$189	$(139)	$568,675	$20,380	$147,788	$736,893

Condensed Financial Information of Parent Company Statements of Cash Flow
	For the years ended December 31,
	2011	2012	2013
Cash flows from operating activities:
Net income	15,603	46,746	99,652
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	47,989	50,605	121,087
Gain from investments in subsidiaries and VIEs	(58,873)	(94,639)	(219,247)
Depreciation and amortization	243	582	1,476
Unrealized holding loss(gain) on trading securities	220	52	(75)
Realized gain from sales of trading securities	-	-	(252)
Dividend income from a cost method investee	-	-	(413)
Loss from impairment of long-term investments	666	-	-
Prepaid expenses and other current assets	(352)	(2,307)	463
Deferred taxes	(457)	(178)	(53)
Other noncurrent assets	-	-	743
Accrued expenses and other current liabilities	92	149	5,488
Deferred revenue	1,671	700	215
Amount due from/to subsidiaries and VIEs	(20)	(21,816)	(128,738)

Net cash provided by (used in) operating activities	6,782	(20,106)	(119,654)

Cash flows from investing activities:
Restricted cash	-	(300)	-
Purchase of intangible assets	-	(1,500)	(1,500)
Purchase of trading securities	(451)	-	(510)
Capital contribution for cost method investments	(929)	(450)	(15,760)
Proceeds from sale of trading securities	-	-	762
Dividends received from a cost method investee	-	-	413
Investment in subsidiaries	(21,500)	(1,200)	-

Net cash used in investing activities	(22,880)	(3,450)	(16,595)

Cash flows from financing activities:
Proceeds from issuance of Convertible Senior Notes (net of issuance cost of $12,150)	-	-	587,850
Proceeds from exercise of share options	20	2,089	23,678
Proceeds from issuance of ordinary shares upon IPO	234,312	-	-
Payment of IPO costs	(2,339)	-	-
Payment for share repurchase	-	(139)	-

Net cash provided by financing activities	231,993	1,950	611,528

Net increase (decrease) in cash and cash equivalents	215,895	(21,606)	475,279
Cash and cash equivalents at beginning of year	25,947	241,842	220,236

Cash and cash equivalents at end of year	241,842	220,236	695,515